Transactions with related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Transactions with related parties are defined and controlled in accordance with the Related-Party Policy approved by Inter&Co’s Board of Directors. The policy defines and ensures transactions involving Inter and its shareholders or direct or indirect related parties. Transactions related to subsidiaries are eliminated in the consolidation process, not affecting the consolidated financial statements. Related-party transactions were undertaken as follows:

	Parent Company (a)		Key management personnel (b)		Other related parties (c)		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Assets	2,936	4,101	17,121	(5,984)	811,314	754,975	831,371	753,092
Loans and advances to customers	2,936	4,101	17,121	(5,984)	811,314	641,113	831,371	639,230
Amounts due from financial institutions	—	—	—	—	—	113,862	—	113,862

Liabilities	(62,590)	(44,710)	(24,591)	(16,179)	(278,659)	(121,747)	(365,840)	(182,636)
Deposits from customers - Demand deposits	(1,533)	(260)	(2,178)	(54)	(4,780)	(318)	(8,491)	(632)
Deposits from customers - Term deposits	(4,456)	(44,450)	(8,309)	(16,125)	(73,812)	(121,429)	(86,577)	(182,004)
Securities issued	(56,601)	—	(14,104)	—	(95,667)	—	(166,372)	—
Other liabilities	—	—	—	—	(104,400)	—	(104,400)	—

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023	12/31/2025	12/31/2024	12/31/2023
Profit/ (loss)	(7,084)	(2,313)	(1,844)	—	—	3,436	(1,464)	(25,161)	(932)	11,904	(17,194)	(2,247)	3,356	(44,668)	(1,587)
Interest income	254	—	—	—	—	3,436	1,845	543	1,373	26,624	23,414	10,893	28,723	23,957	15,702
Net revenues from services and commissions	—	—	—	—	—	—	204	—	—	18,129	—	—	18,333	—	—
Interest expenses	(7,336)	(2,268)	(1,843)	—	—	—	(3,134)	(1,858)	(2,282)	(15,714)	(8,404)	(11,237)	(26,184)	(12,530)	(15,362)
Other administrative expenses	(2)	(45)	(1)	—	—	—	(379)	(23,846)	(23)	(17,135)	(32,204)	(1,903)	(17,516)	(56,095)	(1,927)

(a)    Inter&Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)     Entities with significant influence by Inter&Co;
(c)     Directors and members of the Board of Directors and Supervisory Board of Inter&Co; and
(d)     Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter&Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter&Co and their close family members.
Compensation of key management personnel
The overall compensation of Inter&Co, Inc.'s management is set annually by the Ordinary General Meeting, as established in the Company's Bylaws, and includes members of the Board of Directors, Management Board, and Fiscal Council. For the current fiscal year, the total amount approved was R$109,350 (in 2024: R$97,856). As of December 31, 2025, an expense was recognized for compensation in the amount of R$110,822 (R$54,021, as of December 31, 2024; R$31,730, as of December 31, 2023).